16 Investments (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
ASSETS	R$ 46,784,664
Current assets	11,407,431
Noncurrent assets	35,377,233
Current liabilities	9,654,392
Noncurrent liabilities	16,879,754
Equity	20,250,518	R$ 17,598,212	R$ 16,336,214	R$ 15,345,579
STATEMENT OF INCOME
Net operating revenues	18,633,249
Operating costs and expenses	(13,347,822)
Income tax and social contribution	1,285,365
Net income	3,909,750
Total comprehensive income	3,730,595	1,939,685	1,405,644
Dona Francisca [member]
Disclosure of associates [line items]
ASSETS	128,798	130,883	134,141
Current assets	14,562	13,406	12,493
Noncurrent assets	114,236	117,477	121,648
LIABILITIES	128,798	130,883	134,141
Current liabilities	4,452	4,344	4,231
Noncurrent liabilities	2,119	3,118	3,361
Equity	122,227	123,421	126,549
STATEMENT OF INCOME
Net operating revenues	70,314	70,717	70,716
Operating costs and expenses	(26,171)	(25,957)	(25,268)
Financial income (expense)	208	475	366
Income tax and social contribution	(2,343)	(2,454)	(2,446)
Net income	42,008	42,781	43,368
Total comprehensive income	R$ 42,008	R$ 42,781	R$ 43,368
Investment interest - %	23.0303%	23.0303%	23.0303%
Investment book value	R$ 28,147	R$ 28,423	R$ 29,144
Foz Do Chopim [member]
Disclosure of associates [line items]
ASSETS	62,635	61,635	106,736
Current assets	33,378	31,054	73,786
Noncurrent assets	29,257	30,581	32,950
LIABILITIES	62,635	61,635	106,736
Current liabilities	34,723	2,354	57,603
Noncurrent liabilities		25,243	26,133
Equity	27,912	34,038	23,000
STATEMENT OF INCOME
Net operating revenues	55,740	56,929	46,479
Operating costs and expenses	(21,260)	(16,278)	(2,020)
Financial income (expense)	(5,527)	621	(638)
Income tax and social contribution	(2,035)	(2,346)	(6,880)
Net income	26,918	38,926	36,941
Total comprehensive income	R$ 26,918	R$ 38,926	R$ 36,941
Investment interest - %	35.77%	35.77%	35.77%
Investment book value	R$ 9,986	R$ 12,175	R$ 8,227